Equity Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Roll forward of RSU activity
Number of restricted shares, Nonvested, Beginning balance	90,000
Weighted average grant date fair value, Nonvested, Beginning balance	$ 1.44
Number of restricted shares, Granted
Weighted average grant date fair value, Granted
Number of restricted shares, Vested	(50,000)
Weighted average grant date fair value, Vested	$ 1.44
Number of restricted shares, Forfeited
Weighted average grant date fair value, Forfeited
Number of restricted shares, Nonvested, Ending balance	40,000
Weighted average grant date fair value, Nonvested, Ending balance	$ 1.44